STOCKHOLDERS DEFICIT (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Jul. 02, 2019	May 22, 2019	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
Common stock, shares authorized			2,000,000,000	2,000,000,000	20,000,000
Common stock, shares par value			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares outstanding			1,211,495,162	770,883,062	1,211,495,162
Common stock, shares issued			1,211,495,162	770,883,062	1,211,495,162
Common stock capitalized	2,000,000,000
Preferred stock capitalized	5,000,000
Shares returned by former officer, shares				4,555,918
Shares returned by former officer, amount				$ 456
Common stock, shares issued for service, amount				$ 3,368
Preferred stock, shares issued			4,126,776	4,126,776	4,126,776
Preferred stock, shares outstanding			4,126,776	4,126,776	4,126,776
Preferred stock, shares authorized			20,000,000	20,000,000	20,000,000
Preferred stock, par value			$ 0.0001	$ 0.0001	$ 0.0001
Series A Convertible Preferred Stock [Member]
Preferred stock, shares issued			4,126,776	4,126,776	4,126,776
Preferred stock, shares outstanding			4,126,776	4,126,776	4,126,776
Preferred stock, shares authorized			20,000,000	20,000,000	20,000,000
Preferred stock, par value			$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, designated		5,000,000
Common stock shares converted		50
fair value of the preferred shares				$ 590,129
Restricted shares of Series A preferred stock, shares		4,126,776
Vendor supplied consulting services [Member]
Common stock, shares issued for services, shares			500,000	2,500,000
Common stock, shares issued for service, amount			$ 150	$ 3,368
Shares issued				541,912
Shares price per share				$ 0.05
Shares price				$ 27,096
Trading price of shares				$ .0013
Profit upon extinguishment of debt				$ 26,391
Two Convertible Noteholders [Member]
warrants issued				15,800,319
Strike price				$ 0.00475
Financing expense				$ 36,533
Weighted-average remaining contractual life			11 months 16 days